Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 1,477
Balance at end of period	2,290	$ 1,477
Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	289
Balance at end of period	552	289
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	886
Balance at end of period	1,424	886
Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	302
Balance at end of period	314	302
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	2,058	1,741
Additions	1,188	366
Dispositions	(107)	(37)
Effects of foreign exchange	188	(12)
Balance at end of period	3,327	2,058
Cost | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	580	466
Additions	534	114
Dispositions	(107)	0
Effects of foreign exchange	71	0
Balance at end of period	1,078	580
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,118	908
Additions	654	252
Dispositions	0	(37)
Effects of foreign exchange	84	(5)
Balance at end of period	1,856	1,118
Cost | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	360	367
Additions	0	0
Dispositions	0	0
Effects of foreign exchange	33	(7)
Balance at end of period	393	360
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(581)	(455)
Additions	(405)	(123)
Effects of foreign exchange	(51)	(3)
Balance at end of period	(1,037)	(581)
Accumulated depreciation | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(291)	(233)
Additions	(207)	(55)
Effects of foreign exchange	(28)	(3)
Balance at end of period	(526)	(291)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(232)	(178)
Additions	(183)	(54)
Effects of foreign exchange	(17)	0
Balance at end of period	(432)	(232)
Accumulated depreciation | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(58)	(44)
Additions	(15)	(14)
Effects of foreign exchange	(6)	0
Balance at end of period	$ (79)	$ (58)